PROFIT ON DISPOSAL OF SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Profit On Disposal Of Subsidiaries
Shares in Vivi Holdings, Inc.	$ 1,120,836
Promissory note from Qpagos Corporation	130,000
Kiosks to be transferred to Innovative Payment Solutions	50,000
Gross proceeds	1,300,836
Vivi Holdings, Inc. shares distributed as deal related fees	(100,875)
Deal related expenses	(28,328)
Net proceeds	1,171,633
Assets disposed of:
Cash	59,551
Inventory	150,117
Accounts receivable	10,863
Recoverable IVA and tax credits	170,981
Other current assets	186,093
Intangible assets	39,417
Plant and equipment	178,778
Other non-current assets	12,849
Total	808,649
Liabilities assumed by purchaser
Accounts payable and other payables	(355,652)
Notes payable	(43,000)
IVA and other taxes payable	(14,923)
Advances from customers	(195,344)
Net	(608,919)
Net assets sold	199,730
Net profit realized on disposal	$ 971,903